DERIVATIVE CONTRACTS (Schedule of Location in Consolidated Statements of Comprehensive Income (Loss) and Amount of Realized and Unrealized Gains/(Losses) Recognized in Current Earnings for Derivative Contracts Not Designated as Hedging Instruments) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	$ 4.3	$ 24.4	$ 10.5
Amount of unrealized gains/(losses) recognized in income	1.0	0.0	(0.9)
Amount of realized and unrealized gains/(losses) recognized in income	(3.3)	(24.4)	9.6
Not designated as hedging instrument [Member] | Foreign exchange derivative contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	(3.3)	(23.6)	11.0
Amount of unrealized gains/(losses) recognized in income		1.1	(1.4)
Not designated as hedging instrument [Member] | Interest rate swap derivative contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	(1.0)	(0.8)	(0.5)
Amount of unrealized gains/(losses) recognized in income	$ 1.0	$ (1.1)	$ 0.5